GOODWILL	6 Months Ended
Jun. 30, 2013
GOODWILL [Abstract]
GOODWILL	NOTE 6: GOODWILL Goodwill as of June 30, 2013 and December 31, 2012 consisted of the following:

Balance, January 1, 2012	$1,579
Balance, December 31, 2012	1,579
Balance, June 30, 2013	$1,579

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